Other Non-financial Liabilities - Summary of Estimated Use of Liability (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other non-financial liabilities [line items]
Liabilities	$ 28,721,128,962	$ 19,383,966,954
Liabilities –“Quiero!” Customers Loyalty Program
Disclosure of other non-financial liabilities [line items]
Liabilities	597,445
Rewards System Liabilities
Disclosure of other non-financial liabilities [line items]
Liabilities	3,206,520
Up to 12 Months | Liabilities –“Quiero!” Customers Loyalty Program
Disclosure of other non-financial liabilities [line items]
Liabilities	35,990
Up to 12 Months | Rewards System Liabilities
Disclosure of other non-financial liabilities [line items]
Liabilities	2,492,244
Up to 24 Months | Liabilities –“Quiero!” Customers Loyalty Program
Disclosure of other non-financial liabilities [line items]
Liabilities	561,455
Up to 24 Months | Rewards System Liabilities
Disclosure of other non-financial liabilities [line items]
Liabilities	714,276
Over 24 Months | Liabilities –“Quiero!” Customers Loyalty Program
Disclosure of other non-financial liabilities [line items]
Liabilities	0
Over 24 Months | Rewards System Liabilities
Disclosure of other non-financial liabilities [line items]
Liabilities	$ 0